Exhibit 99.1

Ernst & Young LLP Tel: +1 212 773 3000 5 Times Square ey.com New York, NY 10036

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation
Wells Fargo Securities, LLC
(collectively, the "Specified Parties")

Re:	FRETE 2021-ML11 Trust
Multifamily ML Certificates Series ML-11

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the FRETE 2021-ML11 Trust Multifamily ML Certificates Series ML-11 securitization transaction (the “Transaction”) as of 13 July 2021.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Federal Home Loan Mortgage Corporation (“Freddie Mac”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Loans, which contain various source documents (the “Source Documents”) relating to the Loans and Properties (as defined herein) that secure the Loans,
c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that Freddie Mac instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which Freddie Mac instructed us to perform no procedures,
f.	A draft of the preliminary offering circular supplement for the Transaction (the “Draft Preliminary Offering Circular Supplement”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  Freddie Mac is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular Supplement and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular Supplement or any other information provided to us by Freddie Mac upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed‑upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Loans,
	iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of Freddie Mac and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

13 July 2021

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, Freddie Mac indicated that the primary assets of the Transaction’s issuing entity will be a pool of 18 fixed rate loans (the “Loans”) intended to be tax-exempt loans, secured by 19 affordable multifamily housing properties (the “Properties”).

Procedures performed and our associated findings

1.	Freddie Mac provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Freddie Mac indicated contains information relating to the Loans as of 1 July 2021 (the “Cut-Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Documents indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 1 to Attachment A and the next paragraph of this Item.

The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  If more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A).  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Additionally, for any Loan(s) listed in the table below, Freddie Mac provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Loan	Draft Source Document(s)

Redemption Towers	Amended Funding Loan Agreement

Palmetto Towers	Amended Funding Loan Agreement

John G Felder Apartments	Amended Funding Loan Agreement

Attachment A Page 2 of 7

1. (continued)

For the purpose of the procedures described in this report, Freddie Mac instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.
As instructed by Freddie Mac, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Freddie Mac.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.
Subsequent to the procedures described in Items 1. and 2. above, Freddie Mac provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Freddie Mac indicated contains information relating to the Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date and
b.	Maturity Date,
as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document, we recalculated the “IO Period” of each Loan (except for any Interest Only Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

6.
Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and assuming each Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Original)” characteristic.

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),
as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),
as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, we recalculated the principal balance as of the Cut-Off Date (the “Cut-Off Date Loan Amount”) and as of the “Maturity Date” (the “Maturity Balance”) of each Loan assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to:
a.	Ignore differences of +/- $2 or less and
b.
Recalculate the “Maturity Balance” as the principal amount that is scheduled to be paid on the “Maturity Date” after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of the corresponding Loan.

11.
Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using:
a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File,
b.	An aggregate Transaction special servicing surveillance fee of $50,000 that was provided by Freddie Mac and
c.	The calculation methodology provided by Freddie Mac that is described in the succeeding paragraph(s) of this Item, we recalculated the “Special Servicing Surveillance Fee” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the “Special Servicing Surveillance Fee” of each Loan by:
a.	Dividing $50,000 by the aggregate “Cut-Off Date Loan Amount” of the Loans and
b.	Rounding up the result of a. above to seven decimal places.

Attachment A Page 5 of 7

13.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	Master Servicing Surveillance Fee,
e.	Special Servicing Surveillance Fee and
f.	CREFC Royalty Fee,
as shown on the Final Data File, we recalculated the “Administration Fee Rate” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate,
as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Monthly Debt Service Amount (Amortizing),
b.	3rd Most Recent NCF,
c.	2nd Most Recent NCF and
d.	Most Recent NCF,
as shown on the Final Data File, we recalculated the:
i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)
of each Loan (except for any Loan in a Crossed Loan Group (as defined herein) and the Loan identified on the Final Data File as “Lake Wales Gardens GAP” (the “Lake Wales Gardens GAP Loan”), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iii. above for any group of Loans with the same value (except for “N/A”) for the “Crossed Loans” characteristic (each such group of Loans is a “Crossed Loan Group”), as shown on the Final Data File, by:
a.	Recalculating each characteristic listed in i. through iii. above on an individual basis for each Loan in the Crossed Loan Group,
b.
Recalculating the weighted average of each characteristic listed in i. through iii. above for all of the Loans in the Crossed Loan Group by weighting the result of a. above for each Loan in the Crossed Loan Group by the “Cut‑Off Date Loan Amount” of such Loan, as shown on the Final Data File, and

c.	Rounding the result of b. above to two decimal places.

Attachment A Page 6 of 7

15. (continued)

For the purpose of this procedure for the Lake Wales Gardens GAP Loan, Freddie Mac instructed us to use “N/A” for each characteristic listed in i. through iii. above.

16.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Offering Circular Supplement,
we recalculated the:
i.	Cut-Off Date LTV,
ii.	Maturity LTV,
iii.	UW NCF DSCR,
iv.	UW NCF DSCR (IO) and
v.	Cut-Off Date Balance/Unit
of each Loan (except for any Loan in a Crossed Loan Group and the Lake Wales Gardens GAP Loan, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round the characteristics listed in i. through ii. above to the nearest 1/10th of one percent and the characteristics listed in iii. through iv. above to two decimal places.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iv. above for any Crossed Loan Group by:
a.	Recalculating each characteristic listed in i. through iv. above on an individual basis for each Loan in the Crossed Loan Group,
b.
Recalculating the weighted average of each characteristic listed in i. through iv. above for all of the Loans in the Crossed Loan Group by weighting the result of a. above for each Loan in the Crossed Loan Group by the “Cut‑Off Date Loan Amount” of such Loan, as shown on the Final Data File, and

c.
Rounding the result of b. above to the nearest 1/10th of one percent for characteristics listed in i. through ii. above, and rounding the result of b. above to two decimal places for characteristics listed in iii. through iv. above.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristic listed in v. above for any Crossed Loan Group by dividing the aggregate “Cut‑off Date Loan Amount” of the Loans in the Crossed Loan Group by the aggregate “Total Units” of the Loans in the Crossed Loan Group.

For the purpose of this procedure for the Lake Wales Gardens GAP Loan, Freddie Mac instructed us to use “N/A” for each characteristic listed in i. through iv. above.

Attachment A Page 7 of 7

17.
Using the “Bad Boy Indemnitor / Guarantor” and “Borrower Principal,” as shown on the Final Data File, we identified those Loans that had at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” (the “Related Borrower Loans”).  We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report, Engineering Report, USPS Website
Property City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
Property State	Appraisal Report, Engineering Report, USPS Website
Metropolitan Statistical Area (see Note 27)	MSA Support File
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Property Inspection and Lease Audit, Investment Brief
Year Built	Engineering Report, Appraisal Report
Year Renovated	Engineering Report, Appraisal Report, Construction Report
Expected Construction Completion Date (see Note 28)	Continuing Covenant Agreement, Commitment Letter
Elevator (Y/N)	Engineering Report, Appraisal Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Physical Risk Report
Zoning Status (see Note 2)	Zoning Summary, Appraisal Report
Management Company	Management Agreement, Continuing Covenant Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
Appraised Value (see Note 3)	Appraisal Report
Appraisal Valuation Date (see Note 3)	Appraisal Report
Appraised Value Type (see Note 3)	Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Engineering Firm	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report
Engineering Report Date	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report

Exhibit 1 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Immediate Repairs Cost Estimate (see Note 4)	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report
Replacement Reserves Cost Estimate per Year (see Note 5)	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report
Environmental Firm (see Note 6)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase I Environmental Report Date (see Note 6)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase II Performed (Y/N) (see Note 7)	Phase II Environmental Report
Phase II Environmental Report Date (see Note 7)	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II) (see Note 8)	Phase I Environmental Report, Phase II Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)
Seismic Report, Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

PML Report Required (Y/N) (see Note 9)
Seismic Report, Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Seismic Firm (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Report Date (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML (%) (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Exhibit 1 to Attachment A

Multifamily Information: (see Note 10)

Characteristic	Source Document(s)

Total Units (see Note 11)	Appraisal Report, Rent Roll
Unit of Measure	Rent Roll, Appraisal Report
Monthly Rent Per Unit (see Note 12)	Rent Roll
Occupancy As of Date	Rent Roll
Occupancy % (see Note 13)	Rent Roll, Appraisal Report
Tenant Concentration Type (see Note 14)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
% of Tenant Concentration (see Note 14)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
Condo Ownership (% or N/A)	Continuing Covenant Agreement, Investment Brief
Green Advantage	Investment Brief, Green Assessment Report, Continuing Covenant Agreement
Affordable LI Units (<=80% AMI)	CRA Report
Affordable LI Units (<=60% AMI)	CRA Report
Affordable VLI Units (<=50% AMI)	CRA Report

Commercial Tenant Information:

Characteristic	Source Document(s)

# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
Amount Sq. Ft - Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
% of GPR from Commercial Rental Income	Investment Brief

Insurance Information: (see Note 15)

Characteristic	Source Document(s)

Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Flood Insurance (Y/N) (see Note 16)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Exhibit 1 to Attachment A

Insurance Information: (continued)

Characteristic	Source Document(s)

Seismic Insurance if PML >=20% (Y/N) (see Note 17)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Continuing Covenant Agreement
Underwriting Information: (see Note 10)

Characteristic	Source Document(s)

3rd Most Recent Financial End Date	Investment Brief, Lease Agreement
3rd Most Recent EGI	Investment Brief, Lease Agreement
3rd Most Recent Expenses	Investment Brief, Lease Agreement
3rd Most Recent NOI	Investment Brief, Lease Agreement
3rd Most Recent NCF	Investment Brief, Lease Agreement
2nd Most Recent Financial End Date	Investment Brief, Lease Agreement
2nd Most Recent EGI	Investment Brief, Lease Agreement
2nd Most Recent Expenses	Investment Brief, Lease Agreement
2nd Most Recent NOI	Investment Brief, Lease Agreement
2nd Most Recent NCF	Investment Brief, Lease Agreement
Most Recent Financial End Date	Investment Brief, Lease Agreement
Most Recent EGI	Investment Brief, Lease Agreement
Most Recent Expenses	Investment Brief, Lease Agreement
Most Recent NOI	Investment Brief, Lease Agreement
Most Recent NCF	Investment Brief, Lease Agreement
UW EGI	Investment Brief, Lease Agreement
UW Expenses	Investment Brief, Lease Agreement
UW NOI	Investment Brief, Lease Agreement
Underwritten Annual Reserves	Investment Brief, Lease Agreement
UW NCF	Investment Brief, Lease Agreement

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrowing Entity	Project Note, Funding Note, Project Loan Agreement, Lease Agreement
Entity Type	Project Note, Funding Note, Project Loan Agreement, Lease Agreement
State of Organization	Project Note, Funding Note, Project Loan Agreement, Lease Agreement
Delaware Statutory Trust (Y/N)	Project Note, Funding Note, Project Loan Agreement, Lease Agreement

Exhibit 1 to Attachment A

Borrower/Principal Information: (continued)

Characteristic	Source Document(s)

Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115
Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Continuing Covenant Agreement
Tenants In Common (Y/N)	Continuing Covenant Agreement
Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Continuing Covenant Agreement
Recourse (Y/N)	Project Note, Funding Note, Guaranty Agreement, Lease Agreement
Recourse Description	Project Note, Funding Note, Guaranty Agreement, Lease Agreement
Environmental Carveout (Y/N)	Continuing Covenant Agreement, Guaranty Agreement
Environmental Indemnitor (Name or N/A)	Continuing Covenant Agreement, Guaranty Agreement
Fraud Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Lease Agreement
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Lease Agreement
Voluntary Bankruptcy Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Lease Agreement
Waste Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Lease Agreement
Sponsor Name	Guaranty Agreement, Continuing Covenant Agreement

Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance)	Settlement Statement, Continuing Covenant Agreement
Freddie Mac Loan Number	Project Note, Amended Project Note, Funding Note, Continuing Covenant Agreement, Lease Agreement
Optigo Lender (see Note 18)	Project Note, Amended Project Note, Funding Loan Agreement, Project Loan Agreement, Lease Agreement
Note Date	Project Note, Amended Project Note, Multifamily Housing Revenue Agency Debt Obligation, Lease Agreement

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Original Loan Amount	Project Note, Amended Project Note, Multifamily Housing Revenue Agency Debt Obligation, Lease Agreement
Gross Interest Rate (see Note 19)	Project Note, Amended Project Note, Lease Agreement
Loan Amortization Type	Project Note, Amended Project Note, Lease Agreement
Monthly Debt Service (IO) (see Note 20)	Project Note, Amended Project Note, Lease Agreement
Monthly Debt Service Amount (Amortizing) (see Note 20)	Project Note, Amended Project Note, Lease Agreement
First Payment Date (see Note 21)	Project Note, Amended Project Note, Lease Agreement
Payment Date	Project Note, Amended Project Note, Lease Agreement
Maturity Date	Project Note, Amended Project Note, Lease Agreement
Rate Type	Project Note, Amended Project Note, Lease Agreement
Accrual Basis	Project Note, Amended Project Note, Lease Agreement
Late Charge Grace Period	Project Note, Amended Project Note, Lease Agreement
Prepayment Provision (see Note 22)	Project Note, Amended Project Note, Project Loan Agreement, Funding Loan Agreement, Lease Agreement
Partial Defeasance Permitted (Y/N)	Project Note, Amended Project Note, Project Loan Agreement, Lease Agreement
Defeasance To Maturity (Y/N)	Continuing Covenant Agreement, Project Loan Agreement
Non-Compliance Provisions (Y/N)	Continuing Covenant Agreement
Fee Simple/Leasehold	Title Policy
Lien Position	Title Policy
Ground Lease Rent	Ground Lease, Leaseback Memo
Ground Lease Maturity Date	Ground Lease, Leaseback Memo
Ground Lease Expiration Date w/ Extensions	Ground Lease, Leaseback Memo

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Cash Management (Description or N/A) (see Note 23)	Cash Management Agreement, Lockbox Agreement
Lockbox (Y/N) (see Note 24)	Cash Management Agreement, Lockbox Agreement
Additional Financing In Place (existing) (Yes/No)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note
Assumption Fee	Continuing Covenant Agreement
Additional Financing Amount (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note
Additional Financing Description (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note
Future Mezzanine Debt (Y/N)	Continuing Covenant Agreement
Future Supplemental Financing (Yes/No)	Continuing Covenant Agreement
Future Supplemental Financing Description	Continuing Covenant Agreement
Substitution Permitted (Y/N)	Continuing Covenant Agreement, Substitution Agreement
Number of Properties	Continuing Covenant Agreement, Appraisal Report
Collateral Release Price ($ or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement
Crossed Loans	Continuing Covenant Agreement, Cross Collateralization Agreement
Release (Y or N or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement
Release Provisions (Description or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement
Independent Director (Y/N)	Continuing Covenant Agreement
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion from Counsel, Commitment Letter
Bond Counsel Name	Opinion from Counsel
Primary Servicing Fee (see Note 25)	Commitment Letter, Project Loan Agreement

Exhibit 1 to Attachment A

Reserve/Escrow Information: (see Notes 10 and 26)

Characteristic	Source Document(s)

Tax Escrow - Current Balance ($ or N/A)	Servicing Tape
Tax Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Tax Escrow (Monthly)	Servicing Tape
Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape
Insurance Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Insurance Escrow (Monthly)	Servicing Tape
Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
Engineering Escrow/Deferred Maintenance	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Engineering Reserve – Contractual Payment ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
Replacement Reserve (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve - Current Balance ($ or N/A)	Servicing Tape
Other Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Escrow Reserve Description	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Exhibit 1 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Other Escrow (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Springing Reserve Name	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve Amount ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve Description	Continuing Covenant Agreement, Escrow Agreement
Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Continuing Covenant Agreement
Specify Accounts for Escrows/Reserves LOC	Continuing Covenant Agreement
Letter of Credit Amount	Letter of Credit, Continuing Covenant Agreement
Letter of Credit Description	Letter of Credit, Continuing Covenant Agreement

Regulatory Agreement Information:

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Documents, Continuing Covenant Agreement
Description of Regulatory Agreement(s)	Regulatory Documents
Number of LIHTC Units	Regulatory Documents
Tax Credit Investor Name	LPA/Operating Agreement, Continuing Covenant Agreement
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement, Continuing Covenant Agreement
Issuer	Funding Loan Agreement
Fiscal Agent Name	Funding Loan Agreement
Annual Fiscal Agent Fee ($)	Funding Loan Agreement, Commitment Letter, Amended Funding Loan Agreement
Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Amended Funding Loan Agreement
First Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Amended Funding Loan Agreement
Annual Governmental Lender Fee	Funding Loan Agreement, Regulatory Documents, Commitment Letter

Exhibit 1 to Attachment A

Notes:

1.
For any Loan listed in Table A1, Freddie Mac instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Loan	Characteristic	Provided Value

N/A	N/A	N/A

We performed no procedures to determine the accuracy, completeness or reasonableness of any “Provided Value” information in Table A1 that was provided by Freddie Mac.

2.
For the purpose of comparing the “Zoning Status” characteristic, Freddie Mac instructed us to use the appraisal report Source Document if the zoning summary Source Document was not available and to include “(Appraisal)” in the value for the “Zoning Status” characteristic if the appraisal report was used as the Source Document.

3.	For the purpose of comparing the “Appraised Value,” “Appraisal Valuation Date” and “Appraised Value Type” characteristics for any Loan listed in Table A2, Freddie Mac instructed us to:
a.
Use the appraised value and appraisal value date, both as shown in the related appraisal report Source Document, that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of Table A2 for the “Appraised Value” and “Appraisal Valuation Date” characteristics, respectively, and

b.	Use the appraisal valuation type listed in the “Appraised Value Type” column of Table A2 for the “Appraised Value Type” characteristic.

Table A2:
Loan	Valuation Type from Appraisal Report	Appraised Value Type

Goodlette Arms	Hypothetical leased fee market value of the real estate assuming Section 8 rents “As Proposed”	As-Proposed (Rent Restrictions)

Boulevard Place Senior Living Apartments	Hypothetical Restricted Market Value As If Stabilized	As-Stabilized (Rent Restrictions)

Festival Field Apartments	Upon Achieving Stabilized Occupancy and Completion of Renovation	As-Stabilized (Rent Restrictions)

Exhibit 1 to Attachment A

Notes: (continued)

3. (continued)

Table A2: (continued)
Loan	Valuation Type from Appraisal Report	Appraised Value Type

Gould House	Hypothetical leased fee market value of the real estate assuming Section 8 rents "As Proposed"	As-Proposed (Rent Restrictions)

AZ3 Portfolio	Market Value “As Renovated” of the leased fee interest in the property assuming restricted rents, using incoming HAP rents	As-Renovated (Rent Restrictions)

Federation Sunrise Apartments	Hypothetical leased fee market value of the real estate assuming Section 8 rents “As Proposed”	As-Proposed (Rent Restrictions)

Parkview Apartments	Hypothetical leased fee market value of the real estate assuming approved Section 8 restricted rents “As Proposed”	As-Proposed (Rent Restrictions)

Lakeview Tower Apartments	As-Renovated Restricted Value	As-Renovated (Rent Restrictions)

Woodland Crossing	Hypothetical As Renovated - HAP	As-Renovated (Rent Restrictions)

Greenview Gardens	Hypothetical Market Value As If Complete and Stabilized (Proposed HAP Rents)	As-Stabilized (Rent Restrictions)

Marina Vista Apartments	Prospective As Complete & Stabilized	As-Stabilized

Redemption Towers	Hypothetical Fee Simple Market Value “Post Renovation”, With Mark-Up-To-Market HAP Rents And Expenses	As-Renovated (Rent Restrictions)

Findlay Senior Towers	As Renovated, Encumbered	As-Renovated (Rent Restrictions)

Palmetto Towers	Hypothetical Fee Simple Market Value “Post Renovation”, With Mark-Up-To-Market HAP Rents And Expenses	As-Renovated (Rent Restrictions)

Exhibit 1 to Attachment A

Notes: (continued)

3. (continued)

Table A2: (continued)
Loan	Valuation Type from Appraisal Report	Appraised Value Type

Lake Wales Gardens	Hypothetical leased fee market value of the real estate assuming Section 8 rents “As Proposed”	As-Proposed (Rent Restrictions)

Lake Wales Gardens GAP	Hypothetical leased fee market value of the real estate assuming Section 8 rents “As Proposed”	As-Proposed (Rent Restrictions)

Cambridge Square Apartments	Upon Achieving Stabilized Occupancy and Completion of Renovation, of the leased fee interest in the property, free and clear of financing, assuming future restricted Section 8 rents	As-Stabilized (Rent Restrictions)

John G Felder Apartments	Hypothetical Fee Simple Market Value “Post Renovation”, With Restricted Rents And Expenses	As-Renovated (Rent Restrictions)

4.
For the purpose of comparing the “Immediate Repairs Cost Estimate” characteristic, Freddie Mac instructed us to use “N/A” for the “Immediate Repairs Cost Estimate” characteristic if the plan and cost review summary report, renovation cost analysis and document review report, form 1105, physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

5.
For the purpose of comparing the “Replacement Reserves Cost Estimate per Year” characteristic, Freddie Mac instructed us to use “N/A” for the “Replacement Reserves Cost Estimate per Year” characteristic if the engineering report Source Document did not contain the corresponding information or if the plan and cost review summary report, renovation cost analysis and document review report, form 1105, physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

6.
For the purpose of comparing the “Environmental Firm” and “Phase I Environmental Report Date” characteristics, Freddie Mac instructed us to use “N/A (Physical Risk Report)” for the “Environmental Firm” and “Phase I Environmental Report Date” characteristics if a physical risk report or preliminary environmental screening site report Source Document was provided in the related loan file and a phase I environmental report Source Document was not available.

Exhibit 1 to Attachment A

Notes: (continued)

7.
Freddie Mac instructed us to perform procedures on the “Phase II Performed (Y/N)” and “Phase II Environmental Report Date” characteristics only for those Loans, if any, that contained a phase II environmental report Source Document in the related loan file.

8.
For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “N/A” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and a phase I environmental report or phase II environmental report Source Document was not available.

For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “$0” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if a phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document was available and the sum of the value(s) shown in the phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document(s) was less than $5,000.

9.
Freddie Mac instructed us to perform procedures on the “PML Report Required (Y/N),” “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics only for Loans with “Yes” for the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes,” Freddie Mac instructed us to use “Yes” for the “PML Report Required (Y/N)” characteristic and the applicable information in the seismic report Source Document for the purpose of comparing the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics unless the applicable Source Document(s) state that a seismic assessment has been waived.

If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes” and the applicable Source Document(s) indicate that a seismic assessment has been waived, Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “No,” Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.

10.	For the purpose of comparing the “Multifamily Information,” “Underwriting Information” and “Reserve/Escrow Information” characteristics, Freddie Mac instructed us to ignore differences:
a.	Of +/- $1 or less for all “Multifamily Information” characteristics,
b.	Of +/- $1 or less for all “Underwriting Information” characteristics and
c.	Of +/- $5 or less for all “Reserve/Escrow Information” characteristics that are expressed as dollar values.

Exhibit 1 to Attachment A

Notes: (continued)

11.
For the purpose of comparing the “Total Units” characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Loan, as shown in the appraisal report or rent roll Source Document.

12.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, Freddie Mac instructed us to use:
a.	Market rents for vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents for occupied units,
all as shown in the rent roll Source Document, and to ignore differences of +/- $5 or less.

13.
For the purpose of comparing the “Occupancy %” characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, all as shown in the rent roll Source Document.

If the number of units shown in the rent roll Source Document is less than the number of units shown in the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown in the appraisal report Source Document and the number of units shown in the rent roll Source Document as vacant units for the purpose of comparing the “Occupancy %” characteristic.

14.
For the purpose of comparing the “Tenant Concentration Type” and “% of Tenant Concentration” characteristics, Freddie Mac instructed us to treat “Alzheimer’s care” and “memory care” tenant types as “Assisted Living,” as shown in the property inspection and lease audit, investment brief or appraisal report Source Document.

15.
For the purpose of comparing the “Insurance Information” characteristics, Freddie Mac instructed us to use the property insurance certificate, environmental insurance certificate or liability insurance certificate Source Document, as applicable, even if the certificate expired prior to the Cut-Off Date.

16.	Freddie Mac instructed us to use “Yes” for the “Flood Insurance (Y/N)” characteristic if:
a.	There is flood insurance in place, as shown in the property insurance certificate Source Document and
b.	Flood insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document.

If flood insurance is not required, as shown in the form 1133 or multifamily insurance compliance report Source Document, Freddie Mac instructed us to use “No” for the “Flood Insurance (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that flood insurance is in place.

Exhibit 1 to Attachment A

Notes: (continued)

17.	Freddie Mac instructed us to use “Yes” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic if:
a.	The “PML (%),” as shown on the Preliminary Data File, is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document and
c.	Earthquake insurance is in place, as shown in the property insurance certificate Source Document.

If the “PML (%),” as shown on the Preliminary Data File, is less than 20% or is “N/A,” Freddie Mac instructed us to use “No” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

18.
For the purpose of comparing the “Optigo Lender” characteristic, Freddie Mac instructed us to use the “Lender,” “Funding Lender” or “Initial Funding Lender” of the Loan, as shown in the project note, amended project note, funding loan agreement, project loan agreement or lease agreement Source Document.

19.
For the purpose of comparing the “Gross Interest Rate” characteristic, Freddie Mac instructed us to use the sum of the interest rate and the servicing fee rate, both as shown in the project note, amended project note or lease agreement Source Document.

20.	For the purpose of comparing the “Monthly Debt Service (IO)” characteristic for any:
a.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) or
b.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”), and which has an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:
i.	The “Original Loan Amount,” as shown on the Preliminary Data File, and
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For the purpose of comparing the “Monthly Debt Service (IO)” characteristic for any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:
a.	The “Original Loan Amount,” as shown on the Preliminary Data File,
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

Exhibit 1 to Attachment A

Notes: (continued)

20. (continued)

For any Interest Only Loan, Freddie Mac instructed us to use the “Monthly Debt Service (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Loan for which the “Loan Amortization Type” is “Balloon,” as shown on the Preliminary Data File, Freddie Mac instructed us to use “N/A” for the “Monthly Debt Service (IO)” characteristic.

21.
For the purpose of comparing the “First Payment Date” characteristic (except for any Loan listed in Table A3), Freddie Mac instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period.

For the purpose of comparing the “First Payment Date” for any Loan listed in Table A3, Freddie Mac instructed us to use the first payment date value listed in the “First Payment Date” column of Table A3, which is the value shown in the applicable project note, amended project note or lease agreement Source Document.

Table A3:
Loan	First Payment Date

N/A	N/A

22.
For the purpose of comparing the “Prepayment Provision” characteristic for Loans which permit defeasance after the “Conversion Date,” as shown in the project note, amended project note, project loan agreement, funding loan agreement or lease agreement Source Document, Freddie Mac instructed us to consider the “Conversion Date” as the “Note Date,” as shown in the project note, amended project note, project loan agreement, funding loan agreement or lease agreement Source Document.

23.	For the purpose of comparing the “Cash Management (Description or N/A)” characteristic, Freddie Mac instructed us to use the following definitions:
a.
Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Funds are then swept into a lender-controlled account and

b.
Springing – a cash management administration method where, at the origination of the Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Prior to a trigger event, the funds will be swept to a borrower‑controlled account.  Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account.

Exhibit 1 to Attachment A

Notes: (continued)

24.
For the purpose of comparing the “Lockbox (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if a clearing account was set up at the origination of the Loan, as shown in the cash management agreement or lockbox agreement Source Document.

25.
For the purpose of comparing the “Primary Servicing Fee” characteristic, Freddie Mac indicated that the “Primary Servicing Fee” is described in the Draft Preliminary Offering Circular Supplement as the sub‑servicing fee.

26.
For the purpose of comparing the “Reserve/Escrow Information” characteristics, the servicing tape Source Document is a Microsoft Excel file labelled “Servicer Escrow Template_2021-07-02.xlsx” which was provided by Freddie Mac on 7 July 2021.

27.
For the purpose of comparing the “Metropolitan Statistical Area” characteristic, the MSA support file Source Document is a Microsoft Excel file labelled “MSA File_2021-05-21.xlsx” which was provided by Freddie Mac on 10 June 2021.

28.
Freddie Mac instructed us to perform procedures on the “Expected Construction Completion Date” characteristic only for those Loans, if any, that have a “Year Built” or “Year Renovated” on the Preliminary Data File of more than five years prior to the Cut-Off Date.

For any Loans where the “Year Built” or “Year Renovated” characteristics are less than or equal to five years from the Cut-Off Date, Freddie Mac instructed us to use “N/A” for the “Expected Construction Completion Date” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Freddie Mac that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name Appraised Value Type
Master Servicing Fee
Trustee Fee (see Note 1) CREFC Royalty Fee
Master Servicing Surveillance Fee
Rental Subsidy Indicator (Y/N)
Rental Subsidy Type Environmental Insurance Expiration Date Environmental Insurance Carrier (Name or N/A) Environmental Insurance Carrier Rating Environmental Insurance Coverage ($ or N/A)
Terrorism Insurance Expiration Date
Terrorism Insurance Carrier (Name or N/A)
Terrorism Insurance Carrier Rating
Terrorism Insurance Coverage ($ or N/A)
Terrorism Insurance Deductible ($ or N/A)
Property Insurance Expiration Date
Property Insurance Carrier (Name or N/A)
Property Insurance Carrier Rating
Property Insurance Coverage ($ or N/A)
Property Insurance Deductible ($ or N/A)
Liability Insurance Expiration Date
Liability Insurance Carrier (Name or N/A)
Liability Insurance Carrier Rating
Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)
Liability Insurance Deductible ($ or N/A)
Tax Credit Syndicator Name
CDCR (Combined DCR)
CLTV (Combined LTV)
Borrower Principal
Borrower/Principal Liquid Assets
Borrower/Principal Net Worth
Bankruptcy Description (Chapter # or N/A)

Exhibit 2 to Attachment A

Notes:

1.
Freddie Mac indicated that the “Trustee Fee” of “0.01000%” per annum for each Loan on the Data Files is comprised of a certificate administrator fee of 0.00800% per annum and a trustee fee of 0.00200% per annum.

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.